Consolidated balance sheets - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Non-current assets [abstract]
Property, plant and equipment	$ 12,290	$ 15,696
Right-of-use assets	1,762
Goodwill	26,533	35,294
Intangible assets other than goodwill	27,221	38,719
Investments in associated companies	8,204	8,352
Deferred tax assets	7,827	8,699
Financial assets	3,434	2,345
Other non-current assets	703	895
Total non-current assets	87,974	110,000
Current assets [abstract]
Inventories	6,094	6,956
Current trade receivables	7,973	8,727
Income tax receivable	279	248
Marketable securities, commodities, time deposits and derivative financial instruments	344	2,693
Cash and cash equivalents	9,991	13,271
Other current assets	2,792	2,861
Assets of disposal group held for sale	847	807
Total current assets	28,320	35,563
Total assets	116,294	145,563
Equity [abstract]
Share capital	936	944
Treasury shares	(67)	(69)
Reserves	50,557	77,739
Issued share capital and reserves attributable to Novartis AG shareholders	51,426	78,614
Non-controlling interests	78	78
Total equity	51,504	78,692
Non-current liabilities [abstract]
Financial debts	20,364	22,470
Lease liabilities	1,752
Deferred tax liabilities	5,720	7,475
Provisions and other non-current liabilities	6,843	7,319
Total non-current liabilities	34,679	37,264
Current liabilities [abstract]
Trade payables	4,752	5,556
Financial debts and derivative financial instruments	7,857	9,678
Lease liabilities	294
Current income tax liabilities	2,196	2,038
Provisions and other current liabilities	14,962	12,284
Liabilities of disposal group held for sale	50	51
Total current liabilities	30,111	29,607
Total liabilities	64,790	66,871
Total equity and liabilities	116,294	$ 145,563
Change to prior year-end [member]
Non-current assets [abstract]
Property, plant and equipment	(3,406)
Right-of-use assets	1,762
Goodwill	(8,761)
Intangible assets other than goodwill	(11,498)
Investments in associated companies	(148)
Deferred tax assets	(872)
Financial assets	1,089
Other non-current assets	(192)
Total non-current assets	(22,026)
Current assets [abstract]
Inventories	(862)
Current trade receivables	(754)
Income tax receivable	31
Marketable securities, commodities, time deposits and derivative financial instruments	(2,349)
Cash and cash equivalents	(3,280)
Other current assets	(69)
Assets of disposal group held for sale	40
Total current assets	(7,243)
Total assets	(29,269)
Equity [abstract]
Share capital	(8)
Treasury shares	2
Reserves	(27,182)
Issued share capital and reserves attributable to Novartis AG shareholders	(27,188)
Non-controlling interests	0
Total equity	(27,188)
Non-current liabilities [abstract]
Financial debts	(2,106)
Lease liabilities	1,752
Deferred tax liabilities	(1,755)
Provisions and other non-current liabilities	(476)
Total non-current liabilities	(2,585)
Current liabilities [abstract]
Trade payables	(804)
Financial debts and derivative financial instruments	(1,821)
Lease liabilities	294
Current income tax liabilities	158
Provisions and other current liabilities	2,678
Liabilities of disposal group held for sale	(1)
Total current liabilities	504
Total liabilities	(2,081)
Total equity and liabilities	$ (29,269)